Share-based compensation - change in PSUs and RSUs (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	8,803,826	11,379,445	7,356,550
Outstanding shares unvested (in euros per share) | €	€ 5.89	€ 5.65	€ 8.78
Anti-dilution adjustment (in shares) | shares	32,855	65,751	4,001,962
Anti-dilution adjustment (in euros per share) | €	€ 5.87	€ 5.62	€ 5.68
Granted (in shares) | shares	71,136	1,136,250	168,593
Granted (in euros per share) | €	€ 9.73	€ 7.91	€ 3.61
Vested (in shares) | shares	3,857,502	3,758,870	0
Vested (in euros per share) | €	€ 5.58	€ 5.65	€ 0.00
Canceled (in shares) | shares	0	0	147,660
Canceled (in euros per share) | €	€ 0.00	€ 0.00	€ 5.83
Forfeited (in shares) | shares	481,485	18,750	0
Forfeited (in euros per share) | €	€ 6.27	€ 7.91	€ 0.00
Outstanding shares unvested (in shares) | shares	4,568,830	8,803,826	11,379,445
Outstanding shares unvested (in euros per share) | €	€ 6.14	€ 5.89	€ 5.65
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	8,803,827	11,379,446	7,356,550
Outstanding shares unvested (in euros per share) | €	€ 10.58	€ 10.64	€ 16.52
Anti-dilution adjustment (in shares) | shares	32,855	65,750	4,001,962
Anti-dilution adjustment (in euros per share) | €	€ 10.54	€ 10.58	€ 10.70
Granted (in shares) | shares	2,473,637	1,136,250	168,593
Granted (in euros per share) | €	€ 13.15	€ 10.84	€ 6.71
Vested (in shares) | shares	3,857,502	3,758,869	0
Vested (in euros per share) | €	€ 10.51	€ 10.63	€ 0.00
Canceled (in shares) | shares	0	0	147,659
Canceled (in euros per share) | €	€ 0.00	€ 0.00	€ 10.84
Forfeited (in shares) | shares	526,404	18,750	0
Forfeited (in euros per share) | €	€ 11.50	€ 10.84	€ 0.00
Outstanding shares unvested (in shares) | shares	6,926,413	8,803,827	11,379,446
Outstanding shares unvested (in euros per share) | €	€ 11.42	€ 10.58	€ 10.64
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	7,600,313	7,969,623	5,196,550
Outstanding shares unvested (in euros per share) | €	€ 9.17	€ 8.69	€ 13.49
Anti-dilution adjustment (in shares) | shares	28,299	46,189	2,826,922
Anti-dilution adjustment (in euros per share) | €	€ 9.12	€ 8.64	€ 8.74
Granted (in shares) | shares	627,081	2,293,940	94,222
Granted (in euros per share) | €	€ 18.54	€ 10.43	€ 5.73
Vested (in shares) | shares	3,690,050	2,671,939	0
Vested (in euros per share) | €	€ 9.09	€ 8.64	€ 0.00
Canceled (in shares) | shares	0	0	148,071
Canceled (in euros per share) | €	€ 0.00	€ 0.00	€ 9.25
Forfeited (in shares) | shares	274,657	37,500	0
Forfeited (in euros per share) | €	€ 10.28	€ 10.39	€ 0.00
Outstanding shares unvested (in shares) | shares	4,290,986	7,600,313	7,969,623
Outstanding shares unvested (in euros per share) | €	€ 10.47	€ 9.17	€ 8.69